Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other non-financial liabilities	$ 21,740,625	$ 32,600,857
Other non-financial liabilities current	55,889,270	40,272,573
V A T Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities	20,314,608	31,149,958
Other non-financial liabilities current	48,197,498	34,969,625
Tax On Bank Account Transactions Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities	1,426,017	1,450,899
Other non-financial liabilities current	2,709,127	2,308,987
Turnover Tax Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	634,700	921,765
Income Tax Withholdings Payable [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	1,289,710	1,258,605
Concession Fees And Royalties [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	371,528	758,200
Others [Member]
IfrsStatementLineItems [Line Items]
Other non-financial liabilities current	$ 2,686,707	$ 55,391